Absolute Capital Asset Allocator Fund

Class A Shares AAMAX

Institutional Class Shares AAMIX

Investor Class Shares AAMCX

Absolute Capital Defender Fund

Class A Shares ACMAX

Institutional Class Shares ACMIX

Investor Class Shares ACMDX

(each a “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III

Supplement dated December 9, 2022
to the Prospectus dated February 1, 2022

______________________________________________________________________

Effective December 9, 2022, Alexander St. John Barned has been added as a portfolio manager of the Funds and is, together with Phillip Brenden Gebben of Absolute Capital Management, LLC (the “Adviser”), jointly and primarily responsible for the day-to-day management of the Funds. The investment objectives, principal investment strategies and principal risks of the Funds have not changed.

The following information replaces similar information related to the Adviser’s portfolio managers in the section entitled “Portfolio Manager” on page 4 of the Prospectus:

Portfolio Managers: Phillip Brenden Gebben, the co-founder of the Adviser, has served as the portfolio manager since the Fund commenced operations in 2015. Alexander St. John Barned has served as co-portfolio manager since December 2022.

The following information replaces similar information related to the Adviser’s portfolio managers in the section entitled “Portfolio Manager” on page 8 of the Prospectus:

Portfolio Managers: Phillip Brenden Gebben, the co-founder of the Adviser, has served as the portfolio manager since the Fund commenced operations in 2015. Alexander St. John Barned has served as co-portfolio manager since December 2022.

_________________________________

The following information replaces similar information related to the Adviser’s portfolio managers in the section entitled “Portfolio Manager” on page 13 of the Prospectus:

Portfolio Managers: The Funds are managed on a day to day basis by Phillip Brenden Gebben and Alexander St. John Barned. The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

Mr. Gebben co-founded the Adviser in 2002.

Mr. Barned joined the Adviser in 2018 as National Sales Director before serving as portfolio manager for the Funds since December 2022. Mr. Barned helps guide asset allocation and security selection for the Adviser. Mr. Barned commenced his career in 1993 and has held senior roles at Smith Barney, UBS and Allianz. He holds a B.A. and M.A. from the George Washington University in Washington, DC.

_________________________________

You should read this Supplement in conjunction with the Funds’ Prospectus dated February 1, 2022. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-877-594-1249.

Please retain this Supplement for future reference.

Absolute Capital Asset Allocator Fund

Class A Shares AAMAX

Institutional Class Shares AAMIX

Investor Class Shares AAMCX

Absolute Capital Defender Fund

Class A Shares ACMAX

Institutional Class Shares ACMIX

Investor Class Shares ACMDX

(each a “Fund” and collectively the “Funds”)

each a series of Northern Lights Fund Trust III

Supplement dated December 9, 2022
to the SAI dated February 1, 2022

______________________________________________________________________

Effective December 9, 2022, Alexander St. John Barned has been added as a portfolio manager of the Funds and is, together with Phillip Brenden Gebben of Absolute Capital Management, LLC (the “Adviser”), jointly and primarily responsible for the day-to-day management of the Funds. The investment objectives, principal investment strategies and principal risks of the Funds have not changed.

The following information replaces similar information related to the Adviser’s portfolio managers in the section entitled “Portfolio Managers” on page 26 of the SAI:

As described in the Prospectus, the Portfolio Managers listed below are jointly and primarily responsible for the management of the Funds and, as of September 30, 2022, the other accounts set forth in the following tables:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Phillip Brenden Gebben	None	$0	None	$0	1,629	$174,760,000
Alexander St. John Barned	None	$0	None	$0	None	$0

Of the accounts above, the following are subject to performance-based fees.

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Total Assets	Number	Total Assets	Number	Total Assets
Phillip Brenden Gebben	None	$0	None	$0	None	$0
Alexander St. John Barned	None	$0	None	$0	None	$0

  ________________________________

The following information replaces similar information related to the Adviser’s portfolio managers in the subsection entitled “Compensation” and the subsection entitled Ownership of securities of the section entitled “Portfolio Managers” on page 27 of the SAI:

Compensation.

Mr. Gebben shares in the profits of the Adviser due to his 95% ownership of the Adviser. Mr. Barned is paid a base salary as part of his overall duties to the firm and this also includes his portfolio management responsibilities.

Ownership of Securities

As of September 30, 2022, the Portfolio Managers beneficially owned the following amounts in the Funds:

Dollar Range of Shares Beneficially Owned of the:
Portfolio Manager	Absolute Capital Allocator Fund	Absolute Capital Defender Fund
Philip Brenden Gebben	$10,001-$50,000	$10,001-$50,000
Alexander St. John Barned	None	None

_________________________________

You should read this Supplement in conjunction with the Funds’ SAI dated February 1, 2022. This Supplement provides information that you should know about the Funds before investing and has been filed with the Securities and Exchange Commission. This Supplement is available upon request and without charge by calling the Funds toll-free at 1-877-594-1249.

Please retain this Supplement for future reference.